SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	Dec. 31, 2024	Mar. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	31,890,289
Weighted Average Remaining Life in Years	11 months 26 days
Warrants Weighted Average Exercise Price	$ 0.13
Warrants Outstanding, Number of Exercisable	31,890,289
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Exercisable		33,000,000
Exercise Price 1 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.13
Warrants Outstanding, Number of Warrants	961,539
Weighted Average Remaining Life in Years	2 years
Warrants Weighted Average Exercise Price	$ 0.13
Warrants Outstanding, Number of Exercisable	961,539
Exercise Price 2 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20
Warrants Outstanding, Number of Warrants	4,373,750
Warrants Weighted Average Exercise Price	$ 0.20
Warrants Outstanding, Number of Exercisable	4,373,750
Exercise Price 2 [Member] | Warrant [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Life in Years	2 years 3 months 3 days
Exercise Price 2 [Member] | Warrant [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Life in Years	2 years 5 months 19 days
Exercise Price 3 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.12
Warrants Outstanding, Number of Warrants	11,300,000
Weighted Average Remaining Life in Years	6 months 3 days
Warrants Weighted Average Exercise Price	$ 0.12
Warrants Outstanding, Number of Exercisable	11,300,000
Exercise Price 4 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.12
Warrants Outstanding, Number of Warrants	11,865,000
Weighted Average Remaining Life in Years	9 months 21 days
Warrants Weighted Average Exercise Price	$ 0.12
Warrants Outstanding, Number of Exercisable	11,865,000
Exercise Price 5 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.12
Warrants Outstanding, Number of Warrants	3,390,000
Weighted Average Remaining Life in Years	1 year 29 days
Warrants Weighted Average Exercise Price	$ 0.12
Warrants Outstanding, Number of Exercisable	3,390,000